Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000085566 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000085566 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085566 | Intra-Cellular Therapies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085566 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000085566 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085566 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085566 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085566 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085566 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085566 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085566 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000085566 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085566 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085566 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085566 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085566 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085566 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000085566 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000085566 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000085566 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000085566 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000085566 | Wireless Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085566 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000085566 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000085566 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049132 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049132 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049132 | Intra-Cellular Therapies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049132 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049132 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049132 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049132 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049132 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049132 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049132 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049132 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000049132 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049132 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049132 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049132 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049132 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049132 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049132 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049132 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000049132 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049132 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049132 | Wireless Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049132 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049132 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000049132 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049133 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049133 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049133 | Intra-Cellular Therapies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049133 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049133 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049133 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049133 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049133 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049133 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049133 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049133 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000049133 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049133 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049133 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049133 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049133 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049133 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049133 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000049133 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049133 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049133 | Wireless Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049133 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049133 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000049133 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049130 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049130 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049130 | Intra-Cellular Therapies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049130 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049130 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049130 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049130 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049130 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049130 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049130 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049130 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000049130 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049130 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049130 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049130 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049130 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049130 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049130 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000049130 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049130 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049130 | Wireless Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049130 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049130 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000049130 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%